EQUITY INVESTMENTS	12 Months Ended
Sep. 30, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]

10.         EQUITY INVESTMENTS

Equity investments consist of the following:

	September 30,
	2011	2012
	RMB	RMB

Equity method investment	20,503	3,712
Cost method investment	-	18,721
	20,503	22,433

Liyu

The Company owns 30% equity interest in Liyu and accounts for the investment in Liyu under the equity method. For the years ended September 30, 2010, 2011 and 2012, the Company recorded its pro-rata share of earnings in Liyu of RMB497, RMB2,954 and RMB4,030 respectively. The Company also received dividends of RMB1,200, RMB2,467 and RMB2,100 respectively from Liyu for each of the years ended September 30, 2010, 2011 and 2012. The dividend received was accounted for as a reduction in equity investments.

Jinong

The Company owns 23% equity interest in Jinong and accounts for the investment under the equity method before fiscal year 2011. While one shareholder of Jinong increased its investment and the share owned by the Company reduced to 17.94% in this year, the Company has no significant influence in Jinong anymore and the accounting for the investment changed to cost method. For the years ended September 30, 2010, 2011, the Company recorded its pro-rata share of earnings (losses) in Jinong of RMB1,215 and RMB(1,345), respectively. We assessed the impairment of the investment as of September 30, 2012. As the share of net equity the Company owned is greater than the investment cost, no impairment noted.